Accruals and Other Payables - Schedule of Contract Liabilities (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Contract Liabilities [Abstract]
Beginning balance			$ 1,120,595
Addition	7,584,619	976,430
Recognized as revenue	(54,460)	(7,011)	(1,120,595)
Ending balance	$ 7,530,159	$ 969,419